COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of assets pledged

(in thousands of $)	2021	2020
Book value of vessels secured against long-term loans(1)	2,855,168	2,959,535

(1) This excludes the Gimi which is classified as “Assets under development” (see note 18) and secured against its specific debt facility (note 20).